Borrowings (Tables)	12 Months Ended
Mar. 31, 2021
Borrowings [Abstract]
Short-term and long-term borrowings

	Millions of yen
	March 31
	2020	2021
Short-term borrowings (1) :
Commercial paper	¥525,124	¥460,014
Bank borrowings	565,130	294,052
Other	396,479	614,032

Total	¥1,486,733	¥1,368,098

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥2,929,313	¥2,878,676
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese yen denominated	832,589	583,148
Non-Japanese yen denominated	1,376,346	1,917,166
Floating-rate obligations:
Japanese yen denominated	744,275	876,844
Non-Japanese yen denominated	242,612	327,595
Index / Equity-linked obligations:
Japanese yen denominated	899,765	906,332
Non-Japanese yen denominated	696,041	361,916

	4,791,628	4,973,001

Subtotal	7,720,941	7,851,677

Trading balances of secured borrowings	54,724	123,335

Total	¥7,775,665	¥7,975,012

(1)	Includes secured borrowings of ¥170,290 million as of March 31, 2020 and ¥55,569 million as of March 31, 2021.
(2)	Includes secured borrowings of ¥72,543 million as of March 31, 2020 and ¥118,106 million as of March 31, 2021.
(3)	Includes secured borrowings of ¥774,319 million as of March 31, 2020 and ¥788,618 million as of March 31, 2021.

Long-term borrowings

	Millions of yen
	March 31
	2020	2021
Debt issued by the Company	¥2,873,634	¥3,003,810
Debt issued by subsidiaries—guaranteed by the Company	2,541,554	2,398,932
Debt issued by subsidiaries—not guaranteed by the Company (1)	2,360,477	2,572,270

Total	¥7,775,665	¥7,975,012

(1)	Includes trading balances of secured borrowings.

Effective weighted-average interest rates of borrowings

	March 31
	2020	2021
Short-term borrowings	0.72%	0.58%
Long-term borrowings	1.17%	0.82%
Fixed-rate obligations	1.11%	0.96%
Floating-rate obligations	1.37%	0.88%
Index / Equity-linked obligations	0.80%	0.30%

Maturities of long-term borrowings

Year ending March 31	Millions of yen
2022	¥463,710
2023	779,485
2024	671,945
2025	1,027,469
2026	1,347,842
2027 and thereafter	3,561,226

Subtotal	7,851,677

Trading balances of secured borrowings	123,335

Total	¥7,975,012